Consolidated Balance Sheets (Parenthetical) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Consolidated Balance Sheets [Abstract]
Preferred stock, par value	$ 0.001	$ 0.001
Preferred stock, shares authorized	1,000,000	1,000,000
Preferred stock, shares issued	0	0
Common stock, par value	$ 0.001	$ 0.001
Common stock, shares authorized	200,000,000	200,000,000
Common stock, shares issued	28,213,835	23,898,306
Common stock, shares outstanding	28,213,835	23,898,306